ACQUISITIONS (Details 6) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
Zhejiang Ailikang | Hangzhou Aibo
Acquisitions
Percentage of equity interest acquired	100.00%
Zhejiang Ailikang
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 1,663
Acquisition-related costs	0
Net tangible assets:
Current assets	2
Non-current assets	576
Current liabilities	(818)
Total	(240)
Goodwill	1,628
Deferred tax liability	(91)
Total	1,903
Total consideration	1,663
Net revenue		2	0
Net loss		$ 321	$ 158
Zhejiang Ailikang | Favorable lease contract
Net tangible assets:
Intangible assets acquired	$ 283
Estimated useful lives	5 years 3 months 18 days
Zhejiang Ailikang | Operating license
Net tangible assets:
Intangible assets acquired	$ 83
Estimated useful lives	2 years 8 months 12 days